Results From Financial Transactions - Summary of Net Fair Value Changes of Financial Investments at Fair Value Through Profit or Loss, Other Than Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	€ 785	€ 191	€ 279
Shares [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	101	(42)	99
Debt securities and money market investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	(46)	30	85
Other [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	€ 730	€ 203	€ 95